CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Dividends paid (per share)	$ 0.06	$ 0.06	$ 0.18	$ 0.18